Note 9 - Segmented Information	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
9.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	December 31, 2024	March 31, 2024

Exploration and evaluation assets:
Canada	$20,928,459	$13,336,387
United States	1,886,155	1,758,026

	$22,814,614	$15,094,413